Derivative instruments - Schedule of Derivative Instruments, Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Assets	$ 122,603	$ 58,107
Liabilities	(20,525)	(14,037)
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	10,620	20
Liabilities	(13,067)	0
Cash Flow hedge | Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Assets	111,983	58,087
Liabilities	(7,458)	(14,037)
Cash Flow hedge | Derivatives designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	0	259
Cash Flow hedge | Derivatives designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	(1,264)	(532)
Cash Flow hedge | Derivatives designated as hedging instruments | Cross-currency interest rate swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	86,534	37,219
Liabilities	(6,194)	(8,179)
Cash Flow hedge | Derivatives designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	21,858	20,609
Liabilities	0	0
Cash Flow hedge | Derivatives designated as hedging instruments | Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	3,591	0
Liabilities	0	(5,326)
Cash Flow hedge | Derivatives not designated as hedging instruments | Forward contracts | Other receivables
Derivatives, Fair Value [Line Items]
Assets	0	20
Cash Flow hedge | Derivatives not designated as hedging instruments | Forward contracts | Accrued payroll and other liabilities
Derivatives, Fair Value [Line Items]
Liabilities	0	0
Cash Flow hedge | Derivatives not designated as hedging instruments | Call spread | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	3,798	0
Liabilities	0	0
Cash Flow hedge | Derivatives not designated as hedging instruments | Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	202	0
Liabilities	(5,017)	0
Cash Flow hedge | Derivatives not designated as hedging instruments | Call Spread + Coupon-only swap | Derivative instruments
Derivatives, Fair Value [Line Items]
Assets	6,620	0
Liabilities	$ (8,050)	$ 0